Effects of Derivative Instruments on Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ 3,734	¥ 10,016	¥ 917
Not designated as hedging instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(167)	(2,779)	(3,303)
Not designated as hedging instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	1,198	7,202	(79)
Not designated as hedging instrument | Foreign exchange contracts | Foreign exchange gain or (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	2,703	5,596	4,324
Not designated as hedging instrument | Credit contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative		(3)	(25)
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	130	(11,274)	(3,047)
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	131	(11,275)	(2,998)
Fair Value Hedging | Foreign exchange contracts | Foreign exchange gain or (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (1)	¥ 1	¥ (49)